RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (800)	$ (287)
Less: current portion	(499)	(248)
Long-term portion	(301)	(39)
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	547
Less: current portion	110
Long-term portion	437
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	1,347
Less: current portion	609
Long-term portion	738
IFRS 9 PPAs | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(418)	(175)
IFRS 9 PPAs | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	45
IFRS 9 PPAs | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	463
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(36)	(50)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	68
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	104
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	62	26
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	69
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	7
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(500)	(196)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	15
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	515
Investments in debt securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	350	320
Investments in debt securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	350
Investments in debt securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(258)	$ (212)
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 258